DEBT - Interest Expense (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 2,098,649	$ 2,558,877	$ 3,879,785	$ 6,463,533	$ 11,460,747	$ 7,382,610
Amortization of deferred financing costs					1,025,093	638,200
Prepayment penalties	0	0	(517,000)	0
Loss on interest rate swaps	(90,600)	7,785	(517,719)	1,292,752	770,898	820,496
Other	9,182	8,904	49,118	65,228
Accrued interest payable	55,180		55,180		45,636	22,282
Mortgage Notes Payable
Debt Instrument [Line Items]
Interest expense	1,992,812	2,129,678	3,826,636	4,300,183	8,470,248	5,698,606
Amortization of deferred financing costs	103,383	139,600	214,426	258,631	937,564	601,658
Prepayment penalties	0	0	23,900	47,000
Loss on interest rate swaps	(92,200)	70,985	(420,243)	1,395,697	1,172,781	843,174
Credit Facility
Debt Instrument [Line Items]
Interest expense	63,333	166,834	142,085	321,458	527,047	190,130
Amortization of deferred financing costs	$ 22,139	$ 42,876	$ 43,863	$ 75,336	$ 128,171	$ 36,542